AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 93.5%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $4,691,063)	473,762	$4,429,674

Short-Term Investment — 2.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $129,827)	129,827	129,827

TOTAL INVESTMENTS—96.3% (cost $4,820,890)(wd)		4,559,501

Other assets in excess of liabilities(z) — 3.7%		176,858

Net Assets — 100.0%		$4,736,359

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
40	10 Year U.S. Ultra Treasury Notes	Dec. 2022	$4,739,375	$(275,655)
6	20 Year U.S. Treasury Bonds	Dec. 2022	758,438	(65,071)
				(340,726)
Short Positions:
5	2 Year U.S. Treasury Notes	Dec. 2022	1,026,953	17,104
15	5 Year U.S. Treasury Notes	Dec. 2022	1,612,617	48,702
13	10 Year U.S. Treasury Notes	Dec. 2022	1,456,813	59,748
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	411,000	37,824
				163,378
				$(177,348)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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